Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Note 22.	Subsequent Events

Distributions and dividends

On February 3, 2014, the board of directors of APAM declared a distribution by Artisan Partners Holdings of $131.6 million to holders of Artisan Partners Holdings partnership units, including APAM. On the same date, the board declared quarterly cash dividends of $3.00 per share of convertible preferred stock and $0.55 per share of Class A common stock and a special annual dividend of $1.63 per share of Class A common stock. Both common stock dividends, a total of $2.18 per share, are payable on February 28, 2014 to shareholders of record as of the close of business on February 14, 2014.

Registration Statement

On January 28, 2014, Artisan Partners Asset Management Inc. filed a registration statement on Form S-1 (File No. 333-193617) with the Securities and Exchange Commission. The registration statement regards a proposed offering of shares of APAM Class A common stock. All of the net proceeds of the proposed offering will be used to purchase limited partnership units of Artisan Partners Holdings from limited partners of Artisan Partners Holdings, including from APAM’s directors and executive officers or their affiliates, and shares of APAM convertible preferred stock from an affiliate of one of APAM’s directors.